UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-44660

                             Monetta Fund, Inc.
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               (Exact name of registrant as specified in charter)

                             1776 S. Naperville Road, Suite 100
                             Wheaton, IL 60187-8133
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               (Address of principal executive offices) (Zip Code)

                              Monetta Financial Services, Inc.
                              1776-A S. Naperville Road, Suite 100
                              Wheaton, IL 60187-8133
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-630-462-9800
                                                           --------------

                     Date of fiscal year end: December 31
                                              --------------

                     Date of reporting period: March 31, 2007
                                               ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS



SCHEDULE OF INVESTMENTS (Unaudited)
MONETTA FUND, INC.
MARCH 31, 2007



COMMON STOCK - 96.0%
NUMBER OF SHARES                                                                    MARKET VALUE

Advertising - 0.8%

     *6,000   Focus Media Holding Ltd. - ADR (b)                                        $470,760

Aerospace/Defense - 1.4%
    *10,000   BE Aerospace, Inc.                                                         317,000
      7,000   United Technologies Corp.                                                  455,000
                                                                                  --------------
                                                                                         772,000
Agriculture - 0.8%
     13,000   Archer-Daniels-Midland Co.                                                 477,100

Airlines - 0.6%
     25,000   Southwest Airlines Co.                                                     367,500

Apparel - 0.8%
    *10,000   Crocs, Inc.                                                                472,500

Auto Parts & Equipment - 0.8%
      5,000   Johnson Controls, Inc.                                                     473,100

Banks - 2.1%
     18,500   U.S. Bancorp                                                               646,945
     15,000   Wells Fargo & Co.                                                          516,450
                                                                                  --------------
                                                                                       1,163,395
Beverages - 2.0%
     10,000   The Coca-Cola Co.                                                          480,000
     10,000   PepsiCo, Inc.                                                              635,600
                                                                                  --------------
                                                                                       1,115,600
Biotechnology - 0.9%
    *10,000   Celgene Corp.                                                              524,600

Building Materials - 2.4%
     10,000   Cemex S.A. - SP ADR (b)                                                    327,500
     14,000   Eagle Materials, Inc.                                                      624,820
     15,000   Masco Corp.                                                                411,000
                                                                                  --------------
                                                                                       1,363,320
Chemicals - 1.3%
      2,500   Potash Corp. of Saskatchewan, Inc.                                         399,825
    *10,000   Zoltek Companies, Inc.                                                     349,300
                                                                                  --------------
                                                                                         749,125
Coal - 1.4%
     19,000   Peabody Energy Corp.                                                       764,560

Commercial Services - 1.9%
    *20,000   Iron Mountain, Inc.                                                        522,600
     16,000   Pharmaceutical Product Development, Inc.                                   539,040
                                                                                  --------------
                                                                                       1,061,640
Cosmetics/Personal Care - 1.1%
     10,000   Proctor & Gamble Co.                                                       631,600

Distribution/Wholesale - 0.6%
     10,000   Fastenal Co.                                                               350,500

Diversified Financial Services - 6.6%
      3,000   AllianceBernstein Holding LP                                               265,500
     12,000   Countrywide Financial Corp.                                                403,680
      4,000   Legg Mason, Inc.                                                           376,840
    *10,000   Nasdaq Stock Market, Inc.                                                  294,100
     *5,000   Nymex Holdings, Inc.                                                       678,800
     *7,000   NYSE Group, Inc.                                                           656,250
     30,000   The Charles Schwab Corp.                                                   548,700
      9,000   UBS AG                                                                     534,870
                                                                                  --------------
                                                                                       3,758,740
Electric - 0.4%
     10,000   Duke Energy Corp.                                                          202,900

Electrical Component & Equipment - 0.8%
     10,000   Emerson Electric Co.                                                       430,900

Electronics - 1.5%
     10,000   Qualcomm, Inc.                                                             426,600
     *7,000   Waters Corp.                                                               406,000
                                                                                  --------------
                                                                                         832,600
Entertainment - 0.7%
    *12,000   Scientific Games Corp. - CL A                                              393,960

Food - 0.8%
      8,000   The Hershey Co.                                                            437,280

Healthcare-Services - 4.9%
     12,000   Aetna, Inc.                                                                525,480
    *10,000   Health Net, Inc.                                                           538,100
     23,000   UnitedHealth Group, Inc.                                                 1,218,310
     *6,000   WellPoint, Inc.                                                            486,600
                                                                                  --------------
                                                                                       2,768,490
Internet - 4.7%
    *22,000   eBay, Inc.                                                                 729,300
     *2,000   Google, Inc. - CL A                                                        916,320
    *15,000   Liberty Media Corp. - Interactive A                                        357,300
    *20,000   NetEase.com, Inc. - SP ADR (b)                                             354,800
     *6,000   NutriSystem, Inc.                                                          314,460
                                                                                  --------------
                                                                                       2,672,180
Iron/Steel - 2.3%
      6,000   Allegheny Technologies, Inc.                                               640,140
     10,000   Nucor Corp.                                                                651,300
                                                                                  --------------
                                                                                       1,291,440
Lodging - 2.4%
    *10,000   Las Vegas Sands Corp.                                                      866,100
     10,000   Marriott Int'l - CL A                                                      489,600
                                                                                  --------------
                                                                                       1,355,700
Machinery - Construction & Mining - 1.5%
     13,000   Caterpillar, Inc.                                                          871,390

Machinery - Diversified - 0.9 %
      3,500   Cummins, Inc.                                                              506,520

Media - 2.4%
    *12,000   Comcast Corp. - CL A                                                       311,400
     15,000   News Corp. - CL B                                                          367,050
     20,000   The Walt Disney Co.                                                        688,600
                                                                                  --------------
                                                                                       1,367,050
Metal Fabricate/Hardware - 1.8%
     10,000   Precision Castparts Corp.                                                1,040,500

Mining - 2.2%
     30,000   Barrick Gold Corp.                                                         856,500
    *10,000   Titanium Metals Corp.                                                      358,800
                                                                                  --------------
                                                                                       1,215,300
Miscellaneous Manufacturing - 4.3%
      8,000   ITT Corp.                                                                  482,560
     30,000   Trinity Industries, Inc.                                                 1,257,600
     22,000   Tyco Int'l Ltd.                                                            694,100
                                                                                  --------------
                                                                                       2,434,260
Oil & Gas - 5.9%
     10,000   ConocoPhillips                                                             683,500
      5,000   Diamond Offshore Drilling, Inc.                                            404,750
    *18,000   Southwestern Energy Co.                                                    737,640
    *12,000   Transocean, Inc.                                                           980,400
      8,000   Valero Energy Corp.                                                        515,920
                                                                                  --------------
                                                                                       3,322,210
Oil & Gas Services - 4.7%
     15,000   Halliburton Co.                                                            476,100
    *10,000   National-Oilwell Varco, Inc.                                               777,900
     20,000   Schlumberger Ltd.                                                        1,382,000
                                                                                  --------------
                                                                                       2,636,000
Pharmaceuticals - 5.1%
     *8,000   Amylin Pharmaceuticals, Inc.                                               298,880
      8,000   Cardinal Health, Inc.                                                      583,600
    *10,000   Gilead Sciences, Inc.                                                      765,000
    *10,000   Medco Health Solutions, Inc.                                               725,300
        *89   OSI Pharmaceuticals, Inc. - RT                                                   4
     10,000   Wyeth                                                                      500,300
                                                                                  --------------
                                                                                       2,873,084
Pipelines - 0.6%
     25,000   El Paso Corp.                                                              361,750

Real Estate - 0.9%
    *15,000   CB Richard Ellis Group, Inc.                                               512,700

Retail - 9.9%
    *13,000   CarMax, Inc.                                                               319,020
    *12,000   Chipotle Mexican Grill, Inc. - CL A                                        745,200
     12,000   CVS/Caremark Corp.                                                         409,680
     *9,000   Dick's Sporting Goods, Inc.                                                524,340
    *20,000   GameStop  Corp. - CL A                                                     651,400
     12,000   Home Depot, Inc.                                                           440,880
     *6,000   Jack in the Box, Inc.                                                      414,780
    *10,000   Kohl's Corp.                                                               766,100
    *20,000   Krispy Kreme Doughnuts, Inc.                                               203,800
     12,000   McDonald's Corp.                                                           540,600
     10,000   Target Corp.                                                               592,600
                                                                                  --------------
                                                                                       5,608,400
Software - 2.7%
    *10,000   Electronic Arts, Inc.                                                      503,600
     12,000   First Data Corp.                                                           322,800
    *10,000   NAVTEQ Corp.                                                               345,000
    *20,000   Oracle Corp.                                                               362,600
                                                                                  --------------
                                                                                       1,534,000
Telecommunications - 6.1%
     10,000   America Movil S.A. de C.V. - ADR Series L (b)                              477,900
    *10,000   American Tower Corp. - CL A                                                389,500
     *6,000   Anixter Int'l Inc.                                                         395,640
    *30,000   Cisco Systems, Inc.                                                        765,900
    *25,000   Corning, Inc.                                                              568,500
    *10,000   Crown Castle Int'l Corp.                                                   321,300
     *7,000   NII Holdings, Inc.                                                         519,260
                                                                                  --------------
                                                                                       3,438,000
Transportation - 3.0%
      6,000   Burlington Northern Santa Fe Corp.                                         482,580
     10,000   CSX Corp.                                                                  400,500
     10,000   Expeditors Int'l of Washington, Inc.                                       413,200
      8,000   Norfolk Southern Corp.                                                     404,800
                                                                                  --------------
                                                                                       1,701,080

                                                                                  --------------
TOTAL COMMON STOCK                                                                    54,323,734
   (COST $48,027,841)(a)


MUTUAL FUNDS - 3.2%
  1,832,630   Monetta Gov't Money Market Fund                                          1,832,630
                                                                                  --------------

TOTAL INVESTMENTS - 99.2%
   (COST $49,860,471)(a)                                                              56,156,364

OTHER NET ASSETS LESS LIABILITIES - 0.8%                                                 448,877
                                                                                  --------------

NET ASSETS - 100%                                                                    $56,605,241
                                                                                  ==============



(a) Cost for book and tax purposes is $49,860,471; the aggregate gross unrealized appreciation is $6,774,229 and the aggregate gross unrealized depreciation is $478,336, resulting in net unrealized appreciation of $6,295,893.

(b) American Depository Receipt (ADR).

(c) Right (RT) - security giving the holder the entitlement to purchase new shares issued by the corporation, at a specified price within a specified period of time.

* Non-income producing security.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under Act(17 CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b)
    under the Exchange Act(17  CFR   240.13a-15(b) or 240.15d-15(b)).

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act(17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.


ITEM 3. EXHIBITS

     Certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17CFR270.30A-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) Monetta Funds, Inc.
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By (Signature and Title)* /s/ ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      May 14, 2007
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(Registrant) Monetta Funds, Inc.
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By (Signature and Title)* /s/ Lynn H. Waterloo
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      May 14, 2007
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/  ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      May 14, 2007
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By (Signature and Title)* /s/  LYNN H. WATERLOO
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      May 14, 2007
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